Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of prepaid expenses and current assets
	As of December 31,
	2021	2020
Other receivables, net	$105,623	$909,046
Loan receivable	211,060	160,087
Prepaid expenses	43,869	6,066
Total	$360,552	$1,075,199

Schedule of loan receivable
	As of December 31,
	2021	2020
Loan receivable:
Principal	$204,441	$153,193
Interest receivable	6,619	6,894
Total	$211,060	$160,087